Schedule of Investments
(unaudited)
January 31, 2026
iShares
®
iBonds
®
Dec 2031 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Municipal Bonds
Alabama — 0.9%
Alabama Federal Aid Highway Finance Authority,
Series 2025B, RB, 5.00%, 09/01/31 ..... USD 40 $ 45,504
Alabama Highway Finance Corp., Series 2020A,
RB, 5.00%, 08/01/31 .............. 30 33,323
Auburn University
Series 2025-A , RB , 5.00% , 06/01/31 ..... 65 73,450
Series 2025-B , RB , 5.00% , 06/01/31 ..... 190 214,699
City of Mobile, Series 2025A, GO,
5.00%, 02/15/31 ................. 205 230,326
University of Alabama (The), Series 2019A, RB,
5.00%, 07/01/31 ................. 35 38,056
University of Alabama at Birmingham, Series
2019B, RB, 5.00%, 10/01/31 ......... 65 71,172
706,530
Alaska — 0.6%
Municipality of Anchorage
Series 2020E , GO , 5.00% , 04/01/31 ..... 80 88,476
Series 2021A , GO , 5.00% , 09/01/31 ..... 40 45,370
Series 2022A , GO , 5.00% , 09/01/31 ..... 25 28,356
Series 2021C , GO , 5.00% , 09/01/32 ..... 50 56,582
Series 2021A , GO , 4.00% , 09/01/34 ..... 90 95,310
Series 2021C , GO , 4.00% , 09/01/35 ..... 55 57,734
State of Alaska
Series 2024A , GO , 5.00% , 08/01/31 ..... 30 34,063
Series 2025A , GO , 5.00% , 08/01/31 ..... 20 22,709
428,600
Arizona — 2.2%
Arizona Board of Regents
Series 2021B , RB , 5.00% , 06/01/31 ..... 35 39,550
Series 2021C , RB , 5.00% , 07/01/31 ..... 55 62,329
Series 2022A , RB , 5.00% , 07/01/31 ..... 25 28,331
Series 2025A , RB , 5.00% , 07/01/31
(a)
.... 55 62,329
City of Phoenix Civic Improvement Corp.
Series 2019A , RB , 5.00% , 07/01/31 ..... 60 64,736
Series 2020A , RB , 5.00% , 07/01/31 ..... 120 133,608
Series 2021A , RB , 5.00% , 07/01/31 ..... 115 130,887
Series 2021A , RB , 5.00% , 07/01/33 ..... 50 56,353
Series 2021A , RB , 5.00% , 07/01/34 ..... 105 117,918
County of Pima Sewer System
RB , 5.00% , 07/01/31 ............... 70 78,076
Maricopa County Unified School District
No. 69 Paradise Valley, Series 2022, GO,
5.00%, 07/01/31 ................. 105 119,334
Maricopa County Unified School District No. 80
Chandler, Series 2020A, GO, 5.00%, 07/01/31 125 136,043
Maricopa County Union High School District
No. 210-Phoenix, Series 2024A, GO,
5.00%, 07/01/31 ................. 195 221,089
Salt River Project Agricultural Improvement &
Power District
Series 2019A , RB , 5.00% , 01/01/31 ..... 80 88,252
Series 2022A , RB , 5.00% , 01/01/31 ..... 235 264,753
Series 2024A , RB , 5.00% , 01/01/31 ..... 65 73,230
1,676,818
Arkansas — 0.2%
University of Arkansas
Series 2025 , RB , 5.00% , 09/01/31 ...... 110 124,644
Series 2023 , RB , 5.00% , 11/01/31 ...... 25 28,405
153,049
Security
Par (000)
Par (000) Value
California — 9.4%
Alvord Unified School District, Series 2011B,
GO, 0.00%, 08/01/31
(b)
............. USD 25 $ 21,615
Anaheim Public Financing Authority
Series 1997C , RB , 0.00% , 09/01/31 ( AGM )
(b)
85 73,619
Series 2019A , RB , 5.00% , 09/01/31 ( BAM ) 100 109,277
Bay Area Toll Authority, Series 2025SSL-2, RB,
5.00%, 04/01/31
(a)
................ 100 115,289
Beverly Hills Unified School District, Series 2009,
GO, 0.00%, 08/01/31
(b)
............. 75 66,124
California Infrastructure & Economic
Development Bank, Series 2021B, RB,
4.00%, 05/01/32 ................. 25 26,562
California State Public Works Board
Series 2021D , RB , 4.00% , 11/01/31 ..... 120 131,058
Series 2021B , RB , 5.00% , 05/01/34 ..... 375 423,300
Series 2022A , RB , 5.00% , 08/01/34 ..... 130 147,335
Series 2021D , RB , 4.00% , 11/01/34 ..... 95 101,955
Series 2021B , RB , 5.00% , 05/01/35 ..... 105 118,022
Series 2022A , RB , 5.00% , 08/01/35 ..... 135 152,243
City & County of San Francisco, Series 2021A,
COP, 4.00%, 04/01/31 ............. 15 15,802
City of Los Angeles Department of Airports
Series 2021B , RB , 5.00% , 05/15/34 ..... 40 45,671
Series 2021B , RB , 5.00% , 05/15/35 ..... 125 142,034
Los Angeles Community College District, Series
2024, GO, 5.00%, 08/01/31 .......... 20 23,319
Los Angeles County Metropolitan Transportation
Authority Sales Tax
Series 2020A , RB , 5.00% , 06/01/31 ..... 30 33,822
Series 2021-A , RB , 5.00% , 07/01/35 ..... 75 85,601
Los Angeles County Public Works Financing
Authority, Series 2022G, RB, 5.00%, 12/01/35 175 200,611
Los Angeles Department of Water & Power
Series 2019B , RB , 5.00% , 07/01/31 ..... 30 32,156
Series 2020B , RB , 5.00% , 07/01/31 ..... 20 22,139
Series 2021B , RB , 5.00% , 07/01/31 ..... 45 50,327
Series 2022A , RB , 5.00% , 07/01/31 ..... 250 282,416
Series 2023E , RB , 5.00% , 07/01/31 ..... 90 101,670
Series 2024E , RB , 5.00% , 07/01/31 ..... 85 96,022
Series 2021C , RB , 5.00% , 07/01/32 ..... 25 28,111
Series 2021B , RB , 5.00% , 07/01/33 ..... 55 60,973
Series 2021B , RB , 5.00% , 07/01/34 ..... 15 16,564
Series 2021C , RB , 5.00% , 07/01/34 ..... 45 50,136
Los Angeles Department of Water & Power
Water System
Series 2024A , RB , 5.00% , 07/01/31 ..... 105 118,615
Series 2025B , RB , 5.00% , 07/01/31 ..... 20 22,593
Los Angeles Unified School District
Series 2020C , GO , 4.00% , 07/01/31 ..... 30 32,169
Series 2024A , GO , 5.00% , 07/01/31 ..... 35 40,578
Metropolitan Water District of Southern
California, Series 2020A, RB, 5.00%, 10/01/31 15 16,653
Municipal Improvement Corp. of Los Angeles
Series 2021C , RB , 5.00% , 11/01/32 ..... 70 80,409
Series 2021C , RB , 5.00% , 11/01/34 ..... 50 57,054
Series 2021C , RB , 5.00% , 11/01/35 ..... 150 170,160
New Haven Unified School District, Series 2009,
GO, 0.00%, 08/01/31
(b)
............. 95 82,582
Newport Mesa Unified School District, Series
2011, GO, 0.00%, 08/01/31
(b)
......... 50 43,701
Northern California Sanitation Agencies
Financing Authority, Series 2021, RB,
3.00%, 12/01/34 ................. 15 15,191
Norwalk-La Mirada Unified School District,
Series 2007C, GO, 0.00%, 08/01/31
(b)
.... 135 116,339

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
iBonds
®
Dec 2031 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Placentia-Yorba Linda Unified School District,
Series D, GO, 0.00%, 08/01/31
(b)
....... USD 75 $ 64,738
Poway Unified School District, Series A, GO,
0.00%, 08/01/31
(b)
................ 160 138,566
Sacramento City Unified School District, Series
2024B, GO, 5.00%, 08/01/31 (BAM) ..... 20 22,902
San Bernardino Community College District,
Series B, GO, 5.00%, 08/01/35 ........ 45 51,381
San Diego Unified School District
Series R-1 , GO , 0.00% , 07/01/31
(b)
...... 105 91,844
Series 2021E-2 , GO , 5.00% , 07/01/31 .... 20 23,203
San Francisco Bay Area Rapid Transit District,
Series 2020C-1, GO, 4.00%, 08/01/31 ... 140 148,707
San Francisco City & County Public Utilities
Commission Power, Series 2021A, RB,
4.00%, 11/01/35 ................. 40 42,815
San Francisco City & County Public Utilities
Commission Wastewater, Series 2022B, RB,
5.00%, 10/01/31 ................. 10 11,662
San Jose Evergreen Community College District,
Series B, GO, 0.00%, 09/01/31
(b)
....... 50 43,737
San Marcos Unified School District, Series B,
GO, 0.00%, 08/01/31
(b)
............. 25 21,509
Southern California Public Power Authority,
Series 2024-1, RB, 5.00%, 07/01/31 ..... 45 50,859
State of California
GO , 5.00% , 04/01/31 ............... 195 222,718
GO , 3.25% , 08/01/31
(a)
.............. 150 156,188
GO , 5.00% , 08/01/31 ............... 50 57,481
GO , 5.00% , 09/01/31 ............... 20 23,029
Series 2024 , GO , 5.00% , 09/01/31 ...... 20 23,029
GO , 5.00% , 10/01/31 ............... 265 305,610
Series 2019 , GO , 5.00% , 10/01/31 ...... 25 27,537
GO , 5.00% , 11/01/31 ............... 355 408,497
GO , 5.00% , 12/01/31 ............... 110 127,253
GO , 5.00% , 09/01/32 ............... 105 120,526
GO , 4.00% , 10/01/33 ............... 80 85,786
GO , 4.00% , 10/01/34 ............... 210 224,205
GO , 4.00% , 10/01/35 ............... 140 148,497
University of California
Series 2023BN , RB , 5.00% , 05/15/31 .... 45 51,785
Series 2023BQ , RB , 5.00% , 05/15/31 .... 70 80,555
Series 2021BH , RB , 5.00% , 05/15/35 .... 330 371,830
Yosemite Community College District, Series
2010D, GO, 0.00%, 08/01/31
(b)
........ 435 378,550
7,094,816
Colorado — 1.3%
City & County of Denver
Series 2020A , GO , 5.00% , 08/01/31 ..... 50 55,842
Series 2024B , GO , 5.00% , 08/01/31 ..... 175 199,671
Series 2021A , RB , 4.00% , 08/01/33 ..... 65 69,757
Denver City & County School District No. 1,
Series 2021, GO, 5.00%, 12/01/31 (SAW) . 115 129,180
Park Creek Metropolitan District, Series 2025,
5.00%, 12/01/31 ................. 150 169,086
Regional Transportation District Sales Tax,
Series 2023A, RB, 5.00%, 11/01/31 ..... 120 137,104
University of Colorado
Series 2023A , RB , 4.00% , 06/01/31 ..... 70 75,397
Series 2021C-4 , RB , 5.00% , 06/01/35 .... 95 106,030
Weld County School District No. 6 Greeley
Series 2021 , GO , 5.00% , 12/01/31 ( SAW ) . 40 45,405
Security
Par (000)
Par (000) Value
Colorado (continued)
Series 2021 , GO , 4.00% , 12/01/33 ( SAW ) . USD 20 $ 21,356
1,008,828
Connecticut — 2.2%
Connecticut State Health & Educational Facilities
Authority, Series O, RB, 5.00%, 07/01/31 .. 75 84,259
State of Connecticut
Series 2021A , GO , 4.00% , 01/15/31 ..... 145 155,713
Series 2022A , GO , 4.00% , 01/15/31 ..... 70 75,172
Series 2020C , GO , 4.00% , 06/01/31 ..... 55 58,500
Series 2021B , GO , 4.00% , 06/01/31 ..... 110 118,573
Series 2023B , GO , 5.00% , 08/01/31 ..... 70 79,582
Series 2022D , GO , 5.00% , 09/15/31 ..... 115 131,013
Series 2022E , GO , 5.00% , 11/15/31 ..... 40 45,699
Series 2022G , GO , 5.00% , 11/15/31 ..... 145 165,658
Series 2021A , GO , 3.00% , 01/15/32 ..... 70 70,835
Series 2021A , GO , 3.00% , 01/15/34 ..... 75 75,053
State of Connecticut Special Tax
Series 2022A , RB , 5.00% , 07/01/31 ..... 95 107,347
Series 2022B , RB , 5.00% , 07/01/31 ..... 55 62,436
Series 2023 , RB , 5.00% , 07/01/31 ...... 50 56,760
Series 2023A , RB , 5.00% , 07/01/31 ..... 105 119,197
Series 2021D , RB , 5.00% , 11/01/31 ..... 150 171,259
Series 2021D , RB , 5.00% , 11/01/32 ..... 30 34,074
Series 2021A , RB , 5.00% , 05/01/33 ..... 35 39,285
1,650,415
Delaware — 0.8%
City of Wilmington, Series 2020A, GO,
4.00%, 01/01/31 ................. 30 32,191
County of New Castle, Series 2021A, GO,
5.00%, 10/01/31 ................. 175 200,239
Delaware Transportation Authority
Series 2020 , RB , 5.00% , 07/01/31 ...... 95 105,764
Series 2024 , RB , 5.00% , 07/01/31 ...... 80 90,956
State of Delaware
Series 2021 , GO , 5.00% , 02/01/31 ...... 85 96,127
Series 2023A , GO , 5.00% , 05/01/31 ..... 55 62,490
587,767
District of Columbia — 1.1%
District of Columbia
Series 2021D , GO , 5.00% , 02/01/31 ..... 60 67,521
Series 2024B , GO , 5.00% , 08/01/31 ..... 15 17,030
Series 2019A , GO , 5.00% , 10/15/31 ..... 105 113,467
Series 2020 , RB , 5.00% , 12/01/31 ...... 90 98,499
Series 2024C , GO , 5.00% , 12/01/31 ..... 50 57,085
District of Columbia Income Tax
Series 2022A , RB , 5.00% , 07/01/31 ..... 15 17,005
Series 2019C , RB , 5.00% , 10/01/31 ..... 55 60,036
Series 2020B , RB , 5.00% , 10/01/31 ..... 100 113,852
Series 2024A , RB , 5.00% , 10/01/31 ..... 45 51,234
District of Columbia Water & Sewer Authority,
Series 2022C1, RB, 5.00%, 10/01/31 .... 50 57,012
Metropolitan Washington Airports Authority
Dulles Toll Road, Series 2009B, RB,
0.00%, 10/01/31
(b)
................ 40 33,784
Washington Metropolitan Area Transit Authority,
Series 2021A, RB, 5.00%, 07/15/32 ..... 120 135,204
821,729
Florida — 5.1%
Central Florida Expressway Authority
Series 2021 , RB , 5.00% , 07/01/31 ...... 130 147,393
Series 2021D , RB , 5.00% , 07/01/32 ..... 25 28,141

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
iBonds
®
Dec 2031 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Florida (continued)
Series 2021 , RB , 5.00% , 07/01/33 ...... USD 125 $ 140,372
Series 2021 , RB , 4.00% , 07/01/35 ...... 105 110,968
City of Jacksonville, Series 2024, RB,
5.00%, 10/01/31 ................. 120 136,296
County of Miami-Dade
Series 2019B , RB , 5.00% , 04/01/31 ..... 50 54,214
Series 2020C , RB , 5.00% , 04/01/31 ..... 60 66,685
Series 2021A , RB , 5.00% , 04/01/31 ..... 30 33,817
Series 2023A , RB , 5.00% , 04/01/31 ..... 20 22,545
Series 2020 , GO , 4.00% , 07/01/31 ...... 35 36,821
Series 2025A , GO , 5.00% , 07/01/31 ..... 25 28,223
County of Miami-Dade Water & Sewer System
Series 2021 , RB , 5.00% , 10/01/31 ...... 125 140,674
Series 2024B , RB , 5.00% , 10/01/31 ..... 25 28,423
Series 2021 , RB , 4.00% , 10/01/33 ...... 165 174,202
Florida Municipal Power Agency
Series 2019A , RB , 5.00% , 10/01/31 ..... 20 22,614
Series 2021A , RB , 5.00% , 10/01/31 ..... 100 113,071
JEA Electric System
Series 2024A , RB , 5.00% , 10/01/31 ..... 130 147,433
Series 2021A , RB , 5.00% , 10/01/33 ..... 20 22,620
Miami Beach Redevelopment Agency, Series
2025, 5.00%, 02/01/31 ............. 30 33,327
Orange County School Board, Series 2025A,
COP, 5.00%, 08/01/31 ............. 175 197,547
Orlando Utilities Commission
Series 2021A , RB , 5.00% , 10/01/31 ..... 90 101,987
Series 2021A , RB , 5.00% , 10/01/32 ..... 200 225,115
Palm Beach County School District, Series
2025A, COP, 5.00%, 08/01/31 ........ 30 33,997
School Board of Miami-Dade County (The)
Series 2022A , GO , 5.00% , 03/15/31 ( BAM ) 20 22,538
Series 2025A , COP , 5.00% , 05/01/31 .... 45 50,564
School District of Broward County
Series 2020A , COP , 5.00% , 07/01/31 .... 55 60,595
Series 2021 , GO , 5.00% , 07/01/32 ...... 100 112,617
Series 2021 , GO , 5.00% , 07/01/33 ...... 100 112,298
Series 2021 , GO , 5.00% , 07/01/34 ...... 40 44,783
Series 2021 , GO , 5.00% , 07/01/35 ...... 145 161,995
State of Florida
Series 2019B , GO , 5.00% , 06/01/31 ..... 20 21,765
Series 2021A , GO , 5.00% , 06/01/31 ..... 75 85,192
Series 2021B , GO , 5.00% , 06/01/31 ..... 70 79,437
Series 2024B , GO , 5.00% , 06/01/31 ..... 240 272,614
Series 2021A , GO , 5.00% , 07/01/31 ..... 140 159,418
Series 2021B , GO , 3.00% , 06/01/34 ..... 100 99,818
State of Florida Department of Transportation
Turnpike System
Series 2021C , RB , 5.00% , 07/01/31 ..... 65 73,873
Series 2022A , RB , 5.00% , 07/01/31 ..... 85 96,604
Series 2023A , RB , 5.00% , 07/01/31 ..... 50 56,826
Series 2021B , RB , 5.00% , 07/01/32 ..... 165 187,340
Volusia County School Board, Series 2021A,
COP, 5.00%, 08/01/31 ............. 80 90,001
3,834,763
Georgia — 1.5%
City of Atlanta Department of Aviation
Series 2021B , RB , 5.00% , 07/01/31 ..... 60 67,972
Series 2021B , RB , 5.00% , 07/01/32 ..... 50 56,355
Series 2021B , RB , 5.00% , 07/01/35 ..... 135 150,197
City of Atlanta Water & Wastewater
Series 2019 , RB , 5.00% , 11/01/31 ...... 25 27,246
Series 2024 , RB , 5.00% , 11/01/31 ( BAM ) .. 25 28,478
Security
Par (000)
Par (000) Value
Georgia (continued)
County of DeKalb, Series 2023, RB,
5.00%, 10/01/31 ................. USD 30 $ 34,144
County of Forsyth, Series 2025, GO,
5.00%, 03/01/31 ................. 125 141,404
Georgia Ports Authority
Series 2021 , RB , 5.00% , 07/01/31 ...... 35 39,683
Series 2021 , RB , 5.00% , 07/01/33 ...... 25 28,128
Metropolitan Atlanta Rapid Transit Authority,
Series 2024B, RB, 5.00%, 07/01/31 ..... 65 73,873
Municipal Electric Authority of Georgia
Series 2020A , RB , 5.00% , 01/01/31 ..... 45 49,794
Series 2024 , RB , 5.00% , 01/01/31 ...... 75 82,990
State of Georgia
Series 2021A , GO , 5.00% , 07/01/31 ..... 30 34,199
Series 2023A , GO , 5.00% , 07/01/31 ..... 20 22,799
Series 2020A , GO , 5.00% , 08/01/31 ..... 65 72,589
Series 2021A , GO , 5.00% , 07/01/32 ..... 120 136,163
Series 2021A , GO , 4.00% , 07/01/34 ..... 100 106,200
1,152,214
Hawaii — 1.0%
City & County Honolulu Wastewater System
Series 2019A , RB , 4.00% , 07/01/31 ..... 25 26,252
Series 2022A , RB , 5.00% , 07/01/31 ..... 20 22,719
City & County of Honolulu
Series 2020B , GO , 5.00% , 03/01/31 ..... 80 88,544
Series 2021E , GO , 5.00% , 03/01/31 ..... 310 349,888
Series 2021A , GO , 5.00% , 07/01/31 ..... 25 28,386
Series 2019C , GO , 5.00% , 08/01/31 ..... 25 27,279
Honolulu City & County Board of Water Supply,
Series 2022A, RB, 5.00%, 07/01/31 ..... 165 187,075
730,143
Idaho — 0.5%
Idaho Housing & Finance Association
Series 2021A , RB , 5.00% , 07/15/31 ..... 290 326,177
Series 2024A , RB , 5.00% , 08/15/31 ..... 50 56,921
383,098
Illinois — 4.2%
Board of Trustees of the University of Illinois
(The), Series 2023A, RB, 5.00%, 04/01/31 . 15 16,816
Chicago O'Hare International Airport
Series 2020B , RB , 5.00% , 01/01/31 ..... 40 43,519
Series 2023 , RB , 5.00% , 01/01/31 ( BAM ) . 100 111,346
Series 2025D , RB , 5.00% , 01/01/31
(a)
.... 90 100,255
City of Chicago, Series 2020A, GO,
5.00%, 01/01/31 ................. 100 105,076
City of Chicago Wastewater Transmission,
Series 2024B, RB, 5.00%, 01/01/31 (BAM) . 255 282,986
City of Chicago Waterworks, Series 2023B, RB,
5.00%, 11/01/31 ................. 110 123,644
County of Cook, Series 2024, RB,
5.00%, 11/15/31 ................. 60 67,823
Illinois Finance Authority, Series 2020, RB,
4.00%, 01/01/33 ................. 70 73,347
Illinois State Toll Highway Authority
Series 2018A , RB , 5.00% , 01/01/31 ..... 65 69,831
Series 2019C , RB , 5.00% , 01/01/31 ..... 190 208,752
Lake County School District No. 112 North
Shore, Series 2022, GO, 5.00%, 12/01/35 . 70 77,601
Metropolitan Water Reclamation District of
Greater Chicago
Series 2021C , GO , 5.00% , 12/01/31 ..... 350 398,755
Series 2021D , GO , 5.00% , 12/01/31 ..... 50 56,965

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
iBonds
®
Dec 2031 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Illinois (continued)
Regional Transportation Authority, Series 2002A,
RB, 6.00%, 07/01/31 (NPFGC) ........ USD 20 $ 23,296
Sales Tax Securitization Corp.
Series 2021A , RB , 5.00% , 01/01/31 ..... 150 165,900
Series 2023A , RB , 5.00% , 01/01/31 ..... 70 75,825
Series 2023C , RB , 5.00% , 01/01/31 ..... 35 37,912
State of Illinois
Series 2024 , GO , 5.00% , 02/01/31 ...... 130 144,018
Series 2021A , GO , 5.00% , 03/01/31 ..... 80 88,732
Series 2024B , GO , 5.00% , 05/01/31 ..... 265 294,606
Series 2023D , GO , 5.00% , 07/01/31 ..... 30 33,428
Series 2025C , GO , 5.25% , 09/01/31 ..... 130 147,065
Series 2021A , GO , 5.00% , 12/01/31 ..... 55 61,618
Series 2021B , GO , 5.00% , 12/01/32 ..... 25 27,854
State of Illinois Sales Tax
Series 2021A , RB , 4.00% , 06/15/31 ( BAM ) 150 160,263
Series 2025A , RB , 5.00% , 06/15/31 ..... 125 140,040
Series 2021C , RB , 5.00% , 06/15/32 ..... 30 33,400
Series 2021A , RB , 3.00% , 06/15/34 ( BAM-
TCRS ) ....................... 20 19,337
3,190,010
Indiana — 2.1%
Indiana Finance Authority
Series 2022B , RB , 5.00% , 02/01/31 ..... 145 163,556
Series 2025C , RB , 5.00% , 02/01/31 ..... 50 56,399
Series 2021-1 , RB , 5.00% , 10/01/31 ..... 90 101,815
Series 2023A , RB , 5.00% , 10/01/31 ..... 75 84,845
Series 2021B , RB , 5.00% , 02/01/32 ..... 100 112,421
Series 2021-1 , RB , 5.00% , 10/01/33 ..... 120 135,494
Series 2021A , RB , 5.00% , 10/01/33 ( BAM ) 50 56,372
Series 2021B , RB , 5.00% , 02/01/34 ..... 170 189,724
Series 2021-2 , RB , 5.00% , 10/01/34 ..... 85 95,038
Indiana Municipal Power Agency
Series 2019A , RB , 5.00% , 01/01/31 ..... 105 112,575
Series 2025A , RB , 5.00% , 01/01/31 ( AGC ) 75 84,051
Indiana University, Series 2020A, RB,
5.00%, 06/01/31 ................. 20 22,174
Indianapolis Local Public Improvement Bond
Bank
Series 2019A , RB , 5.00% , 02/01/31 ..... 65 69,769
Series 2021A , RB , 5.00% , 06/01/31 ..... 205 231,320
Series 2021A , RB , 5.00% , 06/01/33 ..... 40 44,966
Series 2021E , RB , 4.00% , 02/01/34 ..... 40 42,464
Purdue University, Series GG, RB,
5.00%, 07/01/31 ................. 20 22,643
1,625,626
Iowa — 0.6%
City of Des Moines
Series 2023A , GO , 5.00% , 06/01/33 ..... 125 141,501
Series 2023A , GO , 5.00% , 06/01/34 ..... 100 112,769
Iowa Finance Authority, Series 2021A, RB,
5.00%, 08/01/31 ................. 200 228,052
482,322
Kansas — 0.8%
County of Johnson, Series 2021A, GO,
4.00%, 09/01/31 ................. 80 85,385
Johnson County Unified School District No. 229
Blue Valley
Series 2022A , GO , 5.00% , 10/01/31 ..... 30 34,241
Series 2023A , GO , 5.00% , 10/01/31 ..... 55 62,775
Kansas Development Finance Authority
Series 2021P , RB , 4.00% , 05/01/31 ..... 60 63,561
Security
Par (000)
Par (000) Value
Kansas (continued)
Series 2023SRF , RB , 5.00% , 05/01/31 ... USD 50 $ 56,703
Series 2023C , RB , 4.00% , 07/01/35 ..... 100 102,667
State of Kansas Department of Transportation,
Series 2024A, RB, 5.00%, 09/01/31 ..... 170 194,042
599,374
Kentucky — 1.0%
Kentucky State Property & Building Commission
Series A , RB , 5.00% , 04/01/31 ......... 55 61,936
Series A , RB , 5.00% , 05/01/31 ......... 55 62,025
Series A , RB , 5.00% , 09/01/31 ......... 25 28,367
Series A , RB , 5.00% , 10/01/31 ......... 65 73,856
Series 2024A , RB , 5.00% , 11/01/31 ..... 30 34,134
Series 2024C , RB , 5.00% , 11/01/31 ..... 50 56,890
Series A , RB , 5.00% , 11/01/31 ......... 50 56,890
Kentucky Turnpike Authority
Series 2021A , RB , 5.00% , 07/01/31 ..... 65 73,266
Series 2022A , RB , 5.00% , 07/01/32 ..... 80 90,233
Louisville & Jefferson County Metropolitan
Government, Series 2023A, GO,
5.00%, 12/01/31 ................. 75 85,627
Louisville Water Co., Series 2025, RB,
5.00%, 11/15/31
(a)
................ 100 114,317
737,541
Louisiana — 1.5%
City of New Orleans
Series 2020B , RB , 5.00% , 06/01/31 ..... 20 21,886
Series 2022 , GO , 5.00% , 12/01/31 ...... 55 61,748
Series 2021 , GO , 4.00% , 10/01/35 ...... 30 31,038
State of Louisiana
Series 2023A , GO , 5.00% , 04/01/31 ..... 50 56,440
Series 2024A , GO , 5.00% , 05/01/31 ..... 90 101,743
Series 2023 , RB , 5.00% , 09/01/31 ...... 235 265,761
Series 2024E , GO , 5.00% , 09/01/31 ..... 125 141,990
Series 2021A , GO , 5.00% , 03/01/33 ..... 270 301,874
Series 2021A , GO , 5.00% , 03/01/35 ..... 85 94,112
State of Louisiana Gasoline & Fuels Tax, Series
2025B, RB, 5.00%, 05/01/31 ......... 40 45,219
1,121,811
Maine — 0.6%
Maine Governmental Facilities Authority, Series
2020A, RB, 5.00%, 10/01/31 ......... 15 16,340
Maine Municipal Bond Bank
Series 2020A , RB , 5.00% , 09/01/31 ..... 20 22,247
Series 2022A , RB , 5.00% , 09/01/31 ..... 65 73,610
Series 2022A , RB , 5.00% , 11/01/31 ..... 50 57,092
Series 2025A , RB , 5.00% , 11/01/31 ..... 50 57,092
State of Maine
Series 2021B , GO , 5.00% , 06/01/31 ..... 50 56,655
Series 2022B , GO , 5.00% , 06/01/31 ..... 155 175,630
458,666
Maryland — 4.1%
City of Baltimore, Series 2019A, GO,
5.00%, 10/15/31 ................. 55 59,928
County of Baltimore
GO , 5.00% , 03/01/31 ............... 220 242,652
Series 2020 , GO , 5.00% , 03/01/31 ...... 80 88,203
Series 2022 , GO , 5.00% , 03/01/31 ...... 105 118,844
Series 2019 , GO , 5.00% , 11/01/31 ...... 60 65,573
Series 2021 , GO , 5.00% , 03/01/32 ...... 50 56,140
GO , 5.00% , 03/01/33 ............... 35 39,101

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
iBonds
®
Dec 2031 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Maryland (continued)
County of Frederick, Series 2025A, GO,
5.00%, 04/01/31 ................. USD 215 $ 243,723
County of Montgomery, Series 2023A, GO,
5.00%, 08/01/33 ................. 520 585,049
County of Prince George's
Series 2019A , GO , 4.00% , 07/15/31 ..... 65 68,197
Series 2025A , GO , 5.00% , 08/01/31 ..... 170 193,891
Series 2021A , GO , 4.00% , 07/01/32 ..... 30 32,159
Maryland State Transportation Authority
Series 2021A , RB , 5.00% , 07/01/31 ..... 80 90,873
Series 2021A , RB , 3.00% , 07/01/33 ..... 35 35,027
Series 2021A , RB , 5.00% , 07/01/35 ..... 55 61,385
State of Maryland
Series 2021A , GO , 5.00% , 03/01/31 ..... 90 101,866
Series 2022A , GO , 5.00% , 06/01/31 ..... 100 113,761
Series 2024A , GO , 5.00% , 06/01/31 ..... 50 56,854
Series 2019-2A , GO , 5.00% , 08/01/31 .... 230 250,296
Series 2020A-2 , GO , 5.00% , 08/01/31 .... 25 27,838
Series 2021A , GO , 5.00% , 08/01/31 ..... 30 34,216
Series 2021A , GO , 5.00% , 03/01/33 ..... 185 207,147
Series 2021A , GO , 5.00% , 03/01/34 ..... 210 234,472
University System of Maryland, Series 2019A,
RB, 5.00%, 04/01/31 .............. 90 97,385
3,104,580
Massachusetts — 0.7%
Commonwealth of Massachusetts
Series 2024A , GO , 5.00% , 03/01/31 ..... 40 45,381
Series 2020D , GO , 5.00% , 07/01/31 ..... 75 83,588
Series 2018C , GO , 5.00% , 09/01/31 ..... 20 22,903
Series 2022A , GO , 5.00% , 10/01/31 ..... 65 74,546
Series 2022D , GO , 5.00% , 11/01/31 ..... 40 45,943
Series 2024B , GO , 5.00% , 11/01/31 ..... 55 63,171
Series 2021C , GO , 3.00% , 09/01/34 ..... 15 15,028
Massachusetts Bay Transportation Authority
Sales Tax
Series 2005A , RB , 5.00% , 07/01/31 ..... 60 68,592
Series 2021A-1 , RB , 5.00% , 07/01/34 .... 50 56,076
Massachusetts Clean Water Trust (The), Series
27, RB, 5.00%, 02/01/31
(a)
........... 50 56,621
Massachusetts Development Finance Agency,
Series 2021A, RB, 5.00%, 07/01/31 ..... 20 22,426
554,275
Michigan — 0.8%
Lansing Board of Water & Light, Series 2026B,
RB, 5.00%, 07/01/31
(a)
............. 100 112,835
Lansing School District, Series 2019II, GO,
5.00%, 05/01/31 (Q-SBLF) .......... 45 48,650
Michigan State University
Series 2019B , RB , 5.00% , 02/15/31 ..... 20 21,549
Series 2024A , RB , 5.00% , 08/15/31 ..... 65 73,852
State of Michigan Trunk Line
Series 2023 , RB , 5.00% , 11/15/31 ...... 45 51,492
Series 2021A , RB , 5.00% , 11/15/35 ..... 250 279,832
588,210
Minnesota — 1.5%
City of Minneapolis
Series 2024 , GO , 5.00% , 12/01/31 ...... 10 11,464
Series 2023 , GO , 5.00% , 12/01/35 ...... 110 123,516
County of Hennepin, Series 2021A, GO,
5.00%, 12/01/32 ................. 35 39,902
Metropolitan Council
Series 2025C , GO , 5.00% , 03/01/31 ..... 25 28,253
Security
Par (000)
Par (000) Value
Minnesota (continued)
Series 2023B , GO , 5.00% , 03/01/32 ..... USD 120 $ 135,323
Minneapolis-St. Paul Metropolitan Airports
Commission, Series 2023A, RB,
5.00%, 01/01/31 ................. 20 22,328
State of Minnesota
Series 2020B , GO , 4.00% , 08/01/31 ..... 25 26,651
Series 2022D , GO , 5.00% , 08/01/31 ..... 15 17,096
Series 2023D , GO , 5.00% , 08/01/31 ..... 120 136,771
Series 2021B , GO , 4.00% , 09/01/32 ..... 35 37,567
Series 2021A , GO , 5.00% , 09/01/32 ..... 365 414,755
Series 2021A , GO , 4.00% , 09/01/33 ..... 25 26,712
University of Minnesota
Series 2024A , RB , 5.00% , 01/01/31 ..... 40 44,906
Series 2021A , RB , 5.00% , 08/01/31 ..... 70 79,520
1,144,764
Mississippi — 0.0%
State of Mississippi, Series 2021A, GO,
5.00%, 06/01/31 ................. 25 27,663
Missouri — 0.4%
City of Kansas City, Series 2021A, GO,
5.00%, 02/01/31 ................. 40 44,952
Missouri Joint Municipal Electric Utility
Commission
Series 2023 , RB , 5.00% , 01/01/31 ...... 130 145,221
Series 2024 , RB , 5.00% , 01/01/31 ...... 80 89,014
Series 2025 , RB , 5.00% , 12/01/31 ...... 20 22,809
301,996
Nebraska — 1.3%
City of Omaha
Series 2022B , 4.00% , 02/15/31 ........ 55 58,929
Series 2021 , GO , 4.00% , 04/15/31 ...... 55 58,882
Series 2024 , GO , 5.00% , 04/15/31 ...... 130 147,301
Series 2021 , GO , 3.00% , 04/15/34 ...... 30 29,989
Nebraska Public Power District
Series 2021B , RB , 5.00% , 01/01/32 ..... 35 39,027
Series 2021A , RB , 5.00% , 01/01/33 ..... 165 184,145
Series 2021B , RB , 5.00% , 01/01/33 ..... 35 39,061
Series 2021B , RB , 5.00% , 01/01/34 ..... 50 55,527
Omaha Public Power District, Series 2019A, RB,
5.00%, 02/01/31 ................. 120 129,335
Omaha Public Power District Nebraska
City Station Unit 2, Series 2026A, RB,
5.00%, 02/01/31
(a)
................ 250 280,324
1,022,520
Nevada — 1.6%
City of Reno, Series 2024, GO, 5.00%, 06/01/31 20 22,589
Clark County School District
Series 2020A , GO , 5.00% , 06/15/31 ..... 50 55,558
Series 2020B , GO , 5.00% , 06/15/31 ( BAM ) 40 44,446
Series 2021A , GO , 5.00% , 06/15/31 ..... 65 73,181
Series 2021B , GO , 5.00% , 06/15/31 ..... 60 67,551
Series 2021A , GO , 4.00% , 06/15/32 ..... 20 21,275
County of Clark
Series 2022 , GO , 4.00% , 06/01/31 ...... 90 96,940
Series 2019 , GO , 5.00% , 06/01/31 ...... 75 81,468
Series 2022 , RB , 5.00% , 07/01/31 ...... 45 50,947
Series 2023 , RB , 5.00% , 07/01/31 ...... 65 73,767
Series 2024 , RB , 5.00% , 07/01/31 ...... 15 16,966
Series 2021 , GO , 3.00% , 11/01/33 ...... 25 25,188
County of Washoe
Series 2018 , RB , 5.00% , 02/01/31 ...... 55 59,201

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
iBonds
®
Dec 2031 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Nevada (continued)
Series 2021 , GO , 5.00% , 07/01/31 ...... USD 20 $ 22,600
Las Vegas Valley Water District
Series 2020A , GO , 4.00% , 06/01/31 ..... 90 95,666
Series 2022A , GO , 5.00% , 06/01/31 ..... 130 147,177
Series 2022A , GO , 5.00% , 06/01/32 ..... 80 91,571
Series 2021C , GO , 3.00% , 06/01/33 ..... 10 10,049
State of Nevada, Series 2021A, GO,
3.00%, 05/01/35 ................. 65 64,411
Washoe County School District
Series 2023A , GO , 5.00% , 06/01/31 ..... 50 56,633
Series 2020A , GO , 5.00% , 10/01/31 ..... 20 22,104
1,199,288
New Hampshire — 0.6%
City of Nashua, GO, 4.00%, 09/01/31 ..... 90 96,286
New Hampshire Municipal Bond Bank
Series 2020B , RB , 4.00% , 08/15/31 ..... 50 52,762
Series 2021C , RB , 5.00% , 08/15/31 ..... 50 55,783
Series 2022C , RB , 5.00% , 08/15/31 ( ST
INTERCEPT ) .................. 65 74,026
Series 2024C , RB , 5.00% , 08/15/31 ..... 110 125,274
Series 2025B , RB , 5.00% , 08/15/31 ..... 20 22,777
426,908
New Jersey — 1.7%
New Jersey Economic Development Authority,
Series 2022A, RB, 5.00%, 11/01/31 ..... 25 28,360
New Jersey Educational Facilities Authority
Series 2024 , RB , 5.00% , 06/01/31 ...... 15 16,918
Series 2021C , RB , 4.00% , 03/01/33 ..... 5 5,360
New Jersey Transportation Trust Fund Authority
Series 2014BB-2 , RB , 5.00% , 06/15/31 ... 85 95,840
Series 2022AA , RB , 5.00% , 06/15/31 .... 220 248,057
Series 2022BB , RB , 5.00% , 06/15/31 .... 100 112,753
Series 2023AA , RB , 5.00% , 06/15/31 .... 35 39,482
Series 2024CC , RB , 5.00% , 06/15/31 .... 65 73,289
Series 2021A , RB , 5.00% , 06/15/32 ..... 50 56,178
Series 2021A , RB , 5.00% , 06/15/33 ..... 75 83,935
New Jersey Turnpike Authority, Series 2025B,
RB, 5.00%, 01/01/31 .............. 165 185,058
State of New Jersey, Series 2020A, GO,
4.00%, 06/01/31 ................. 300 324,787
1,270,017
New Mexico — 0.5%
New Mexico Finance Authority
Series 2022C , RB , 5.00% , 06/01/31 ..... 15 17,030
Series 2021C , RB , 5.00% , 06/01/32 ..... 55 62,020
Santa Fe Public School District, Series 2024,
GO, 5.00%, 08/01/31 (SAW) ......... 90 101,448
State of New Mexico Severance Tax Permanent
Fund, Series 2021A, RB, 5.00%, 07/01/31 . 190 215,110
395,608
New York — 9.1%
City of New York
Series 2021-1 , GO , 5.00% , 04/01/31 ..... 265 298,104
Series 2022D-1 , GO , 5.00% , 05/01/31 ... 20 22,530
Series 2021C , GO , 5.00% , 08/01/31 ..... 130 143,600
Series 2022C , GO , 5.00% , 08/01/31 ..... 25 28,283
Series 2023-1 , GO , 5.00% , 08/01/31 ..... 40 45,252
Series 2023F-1 , GO , 5.00% , 08/01/31 .... 205 231,919
Series 2022A, Sub-Series A-1 , GO ,
5.00% , 08/01/33 ................ 30 33,560
Series 2021-1 , GO , 5.00% , 04/01/34 ..... 160 177,576
Security
Par (000)
Par (000) Value
New York (continued)
Series 2022A, Sub-Series A-1 , GO ,
5.00% , 08/01/34 ................ USD 80 $ 89,188
City of Yonkers, Series 2026A, GO,
5.00%, 02/01/31
(a)
................ 250 281,535
Empire State Development Corp.
Series 2020E , RB , 5.00% , 03/15/31 ..... 65 71,922
Series 2022A , RB , 5.00% , 09/15/31 ..... 20 22,828
Long Island Power Authority
Series 2021A , RB , 4.00% , 09/01/33 ..... 215 230,198
Series 2021A , RB , 5.00% , 09/01/35 ..... 380 423,406
Metropolitan Transportation Authority
Series 2024A , RB , 5.00% , 11/15/31 ..... 85 96,705
Series 2025A , RB , 5.00% , 11/15/31 ..... 180 204,788
Nassau County Interim Finance Authority, Series
2021A, RB, 5.00%, 11/15/31 ......... 15 17,211
New York City Municipal Water Finance Authority
Series 2020EE , RB , 5.00% , 06/15/31 .... 180 205,032
Series 2022EE , RB , 5.00% , 06/15/31 .... 120 136,688
Series 2021DD , RB , 5.00% , 06/15/33 .... 45 50,845
New York City Transitional Finance Authority
Building Aid, Series 2022S-1A, RB,
5.00%, 07/15/32 (SAW) ............ 85 96,586
New York City Transitional Finance Authority
Future Tax Secured
Series 2021C-1 , RB , 5.00% , 05/01/31 .... 15 16,739
Series 2021B, Sub-Series B-1 , RB ,
5.00% , 08/01/31 ................ 85 94,293
Series 2019C-1 , RB , 5.00% , 11/01/31 .... 30 32,306
Series 2021A , RB , 5.00% , 11/01/31 ..... 100 111,414
Series 2021F-1 , RB , 5.00% , 11/01/31 .... 155 174,359
Series 2022D, Sub-Series D-1 , RB ,
5.00% , 11/01/31 ................ 55 62,630
Series 2023, Sub-Series E1 , RB ,
5.00% , 11/01/31 ................ 65 74,017
Series 2021F-1 , RB , 5.00% , 11/01/32 .... 80 89,749
Series 2021F-1 , RB , 5.00% , 11/01/33 .... 90 100,246
Series 2022A-1 , RB , 5.00% , 11/01/33 .... 85 95,579
Series 2022B, Sub-Series B-1 , RB ,
5.00% , 08/01/34 ................ 200 222,539
Series 2021F-1 , RB , 4.00% , 11/01/35 .... 110 114,504
New York Power Authority, Series 2022A, RB,
5.00%, 11/15/34 ................. 120 136,267
New York State Dormitory Authority
Series 2019D , RB , 5.00% , 02/15/31 ..... 50 55,139
Series 2019A , RB , 5.00% , 03/15/31 ..... 120 129,146
Series 2020A , RB , 5.00% , 03/15/31 ..... 85 94,936
Series 2023A , RB , 5.00% , 03/15/31 ..... 40 45,331
Series 2025C , RB , 5.00% , 03/15/31 ..... 15 16,999
Series 2005A , RB , 5.50% , 05/15/31 ( AMBAC ) 70 81,197
Series 2019A , RB , 5.00% , 07/01/31 ..... 80 87,079
Series 2024A , RB , 5.00% , 10/01/31 ..... 90 103,424
Series 2025A , RB , 5.00% , 10/01/31 ..... 65 74,509
Series 2021A , RB , 5.00% , 03/15/32 ..... 25 28,062
Series 2021A , RB , 5.00% , 03/15/33 ..... 240 268,191
Series 2021A , RB , 5.00% , 03/15/34 ..... 115 128,071
Series 2021A , RB , 5.00% , 07/01/34 ..... 130 145,226
Series 2021A , RB , 5.00% , 07/01/35 ..... 170 188,694
New York State Environmental Facilities Corp.
Series 2024A , RB , 5.00% , 06/15/31 ..... 10 11,451
Series 2021A , RB , 4.00% , 06/15/34 ..... 40 42,881
New York State Thruway Authority
Series 2022A , RB , 5.00% , 03/15/31 ..... 20 22,604
Series 2021A-1 , RB , 5.00% , 03/15/32 .... 125 140,568
Port Authority of New York & New Jersey
Series 230 , RB , 3.00% , 12/01/31 ....... 125 127,849

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
iBonds
®
Dec 2031 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series 224 , RB , 5.00% , 07/15/32 ....... USD 20 $ 22,704
Series 224 , RB , 5.00% , 07/15/33 ....... 100 112,985
State of New York, Series 2021A, GO,
3.00%, 03/15/33 ................. 20 20,311
Town of Hempstead, Series 2022B, GO,
4.00%, 09/15/31 ................. 20 21,225
Triborough Bridge & Tunnel Authority
Series 2022B , RB , 5.00% , 05/15/31 ..... 170 193,526
Series 2013A , RB , 0.00% , 11/15/31
(b)
.... 115 97,173
Series 2023A , RB , 4.00% , 11/15/31 ..... 105 114,621
Series 2018B , RB , 5.00% , 11/15/31 ..... 65 74,556
Series 2023A , RB , 5.00% , 11/15/31 ..... 65 74,556
Series 2024A, Sub-Series A-2 , RB ,
5.00% , 11/15/31 ................ 20 22,940
Series 2021C2 , RB , 4.00% , 05/15/34 .... 85 91,151
6,869,503
North Carolina — 3.0%
City of Charlotte
Series 2021A , COP , 5.00% , 06/01/31 .... 65 73,589
Series 2021A , RB , 5.00% , 07/01/31 ..... 75 85,006
Series 2023A , RB , 5.00% , 07/01/31 ..... 75 85,006
Series 2023B , GO , 5.00% , 07/01/31 ..... 65 74,015
COP , 5.00% , 12/01/31 .............. 75 85,636
Series 2024 , RB , 5.00% , 12/01/31 ...... 25 28,677
Series 2021A , COP , 5.00% , 06/01/32 .... 30 33,813
Series 2021B , COP , 5.00% , 12/01/32 .... 25 28,388
Series 2021A , COP , 4.00% , 06/01/34 .... 70 74,257
City of Charlotte Water & Sewer System
Series 2019 , RB , 5.00% , 07/01/31 ...... 40 43,549
Series 2022A , RB , 5.00% , 07/01/31 ..... 85 96,789
City of Raleigh, Series 2024, RB,
5.00%, 10/01/31 ................. 150 171,137
City of Raleigh Combined Enterprise System,
Series 2023, RB, 5.00%, 09/01/31 ...... 135 154,259
City of Wilmington, Series 2021A, GO,
3.00%, 05/01/33 ................. 25 25,155
County of Forsyth, Series 2021A, RB,
5.00%, 04/01/31 ................. 15 16,948
County of Guilford
Series 2022B , GO , 5.00% , 03/01/31 ..... 65 73,597
Series 2024 , GO , 5.00% , 03/01/31 ...... 130 147,194
Series 2025 , GO , 5.00% , 03/01/31 ...... 65 73,597
County of Johnston, Series 2020A, RB,
5.00%, 04/01/31 ................. 20 22,060
County of Union, Series 2023, GO,
5.00%, 09/01/31 ................. 15 17,148
County of Wake
Series 2021 , RB , 5.00% , 03/01/31 ...... 55 62,190
Series 2021 , GO , 5.00% , 04/01/31 ...... 60 68,072
Series 2023A , RB , 5.00% , 04/01/31 ..... 10 11,325
Series 2019 , RB , 5.00% , 09/01/31 ...... 95 103,445
Series 2021 , RB , 3.00% , 03/01/35 ...... 20 19,834
State of North Carolina
Series 2021 , RB , 5.00% , 03/01/31 ...... 180 203,354
Series 2019A , RB , 5.00% , 05/01/31 ..... 65 70,221
Series 2021A , RB , 5.00% , 05/01/31 ..... 75 85,103
Series 2021 , RB , 5.00% , 03/01/33 ...... 210 234,492
University of North Carolina at Charlotte (The),
Series 2020A, RB, 5.00%, 10/01/31 ..... 25 27,328
2,295,184
Security
Par (000)
Par (000) Value
North Dakota — 0.5%
North Dakota Building Authority, Series 2020A,
RB, 5.00%, 12/01/31 .............. USD 30 $ 33,466
North Dakota Public Finance Authority
Series 2022A , RB , 5.00% , 10/01/31 ..... 50 57,131
Series 2024A , RB , 5.00% , 10/01/31 ..... 225 257,091
Series 2022A , RB , 4.00% , 10/01/32 ..... 25 26,942
374,630
Ohio — 3.5%
American Municipal Power, Inc., Series 2021A,
RB, 5.00%, 02/15/33 .............. 75 82,883
City of Cleveland
Series 2021A-1 , RB , 4.00% , 10/01/31 .... 20 21,319
Series 2021A , GO , 3.00% , 12/01/31 ..... 100 101,244
Series 2019A , GO , 4.00% , 12/01/31 ..... 25 26,391
City of Columbus, Series 2022A, GO,
5.00%, 04/01/31 ................. 80 90,417
Cleveland Department of Public Utilities
Division of Public Power, Series 2020A, RB,
5.00%, 11/15/31 ................. 160 174,418
County of Cuyahoga, Series 2022A, RB,
4.00%, 01/01/32 ................. 75 79,860
Miami University, Series 2021A, RB,
5.00%, 09/01/34 ................. 170 189,820
Ohio State University (The)
Series 2021A , RB , 5.00% , 12/01/34 ..... 100 112,647
Series 2021A , RB , 5.00% , 12/01/35 ..... 110 123,014
Ohio Turnpike & Infrastructure Commission,
Series 2013A-4, RB, 5.70%, 02/15/34 .... 105 120,420
Ohio Water Development Authority
Series 2024A , RB , 5.00% , 06/01/31 ..... 110 124,990
Series 2019 , RB , 5.00% , 12/01/31 ...... 30 32,947
Series 2023A , RB , 5.00% , 12/01/31 ..... 35 40,121
Series 2024B , RB , 5.00% , 12/01/31 ..... 15 17,195
Series 2021 , RB , 5.00% , 12/01/32 ...... 35 39,941
Series 2021A , RB , 5.00% , 12/01/33 ..... 155 174,518
Series 2021A , RB , 5.00% , 12/01/34 ..... 35 39,262
Ohio Water Development Authority Water
Pollution Control Loan Fund
Series 2023A , RB , 5.00% , 06/01/31 ..... 80 90,901
Series 2023C , RB , 5.00% , 06/01/31 ..... 120 136,352
Series 2020A , RB , 5.00% , 12/01/31 ..... 50 55,522
Series 2021A , RB , 5.00% , 12/01/31 ..... 50 57,316
Series 2023C , RB , 5.00% , 12/01/31 ..... 115 131,828
State of Ohio
Series 2020C , GO , 5.00% , 03/01/31 ..... 15 16,943
Series 2022B , GO , 5.00% , 03/01/31 ..... 110 124,249
Series 2021C , GO , 5.00% , 03/15/31 ..... 80 90,427
Series 2023A , GO , 5.00% , 03/15/31 ..... 80 90,427
Series 2019A , GO , 5.00% , 06/15/31 ..... 10 10,870
Series 2023A , GO , 5.00% , 09/01/31 ..... 60 68,381
Series 2025B , RB , 5.00% , 10/01/31 ..... 110 125,044
Series 2020C , GO , 5.00% , 03/01/32 ..... 75 84,458
2,674,125
Oklahoma — 1.3%
City of Oklahoma
Series 2021 , GO , 3.00% , 03/01/31 ...... 55 55,613
Series 2022 , GO , 4.00% , 03/01/31 ...... 10 10,647
Series 2023 , GO , 4.00% , 03/01/31 ...... 20 21,399
Series 2025 , GO , 5.00% , 03/01/31 ...... 30 33,872
Grand River Dam Authority, Series 2024A, RB,
5.00%, 06/01/31 ................. 25 28,101
Oklahoma Capitol Improvement Authority, Series
2024B, RB, 5.00%, 07/01/31 ......... 20 22,598

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
iBonds
®
Dec 2031 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oklahoma (continued)
Oklahoma Municipal Power Authority
Series 2025A , RB , 5.00% , 01/01/31
(a)
.... USD 25 $ 27,843
Series 2021A , RB , 4.00% , 01/01/33 ..... 25 26,327
Oklahoma State University
Series 2020A , RB , 5.00% , 09/01/31 ..... 150 166,453
Series 2021A , RB , 5.00% , 09/01/31 ..... 85 95,984
Oklahoma Turnpike Authority, Series 2020A, RB,
5.00%, 01/01/31 ................. 115 128,527
Oklahoma Water Resources Board
Series 2020A , RB , 5.00% , 04/01/31 ..... 50 55,293
Series 2021 , RB , 5.00% , 04/01/31 ( OK
CERF ) ....................... 40 45,044
Series 2024C , RB , 5.00% , 10/01/33 ..... 55 62,147
Series 2021 , RB , 4.00% , 04/01/34 ( OK
CERF ) ....................... 25 26,471
Series 2024B , RB , 5.00% , 10/01/34 ..... 110 123,777
University of Oklahoma (The)
Series 2021A , RB , 5.00% , 07/01/32 ..... 60 67,570
Series 2021A , RB , 5.00% , 07/01/33 ..... 20 22,438
1,020,104
Oregon — 1.1%
City of Portland
Series 2021B , GO , 2.00% , 06/01/33 ..... 80 73,735
Series 2022A , GO , 3.00% , 10/01/33 ..... 30 30,253
City of Portland Sewer System, Series 2019A,
RB, 5.00%, 03/01/31 .............. 125 136,733
Clackamas County School District No. 7J Lake
Oswego, Series 2022, GO, 5.00%, 06/01/31
(GTD) ....................... 20 22,696
Multnomah County School District No. 1J
Portland, Series 2020, GO, 5.00%, 06/15/31
(GTD) ....................... 55 61,116
State of Oregon
Series 2021A , GO , 5.00% , 05/01/31 ..... 50 56,709
Series 2023A , GO , 5.00% , 05/01/31 ..... 170 192,809
Series 2019D , GO , 5.00% , 06/01/31 ..... 45 48,956
Series 2021A , GO , 5.00% , 05/01/32 ..... 55 62,251
Series 2021E , GO , 5.00% , 06/01/33 ..... 15 16,918
State of Oregon Department of Transportation,
Series 2024, RB, 5.00%, 05/15/31 ...... 135 153,005
855,181
Pennsylvania — 2.7%
Allegheny County Sanitary Authority, Series
2025, RB, 5.00%, 12/01/31 .......... 100 113,813
City of Philadelphia
Series 2025C , GO , 5.00% , 08/01/31 ..... 70 79,123
Series 2021A , GO , 5.00% , 05/01/32 ..... 30 33,678
Series 2021A , GO , 5.00% , 05/01/35 ..... 95 105,307
City of Philadelphia Water & Wastewater
Series 2022C , RB , 5.00% , 06/01/31 ..... 70 78,455
Series 2024C , RB , 5.00% , 09/01/31 ..... 25 28,338
Commonwealth of Pennsylvania
Series 2020 , GO , 5.00% , 05/01/31 ...... 115 127,945
Series 2021-1 , GO , 5.00% , 05/15/31 ..... 85 96,097
Series 2024-1 , GO , 5.00% , 08/15/31 ..... 60 68,128
Series 2023 , GO , 5.00% , 09/01/31 ...... 225 255,671
Series 2021-1 , GO , 4.00% , 05/15/32 ..... 130 138,828
Delaware River Joint Toll Bridge Commission,
Series 2019B, RB, 5.00%, 07/01/31 ..... 25 27,220
Erie City Water Authority, Series 2019D, RB,
5.00%, 12/01/31 (BAM) ............ 100 109,593
Pennsylvania State University (The), Series
2025A, RB, 5.00%, 09/01/31 ......... 70 79,554
Security
Par (000)
Par (000) Value
Pennsylvania (continued)
Pennsylvania Turnpike Commission
Series 2019A , RB , 5.00% , 12/01/31 ..... USD 60 $ 65,621
Series 2021B , RB , 5.00% , 12/01/31 ..... 25 28,321
Series 2021B , RB , 5.00% , 12/01/32 ..... 45 50,750
Series 2021C , RB , 5.00% , 12/01/32 ..... 105 119,762
Series 2021B , RB , 5.00% , 12/01/33 ..... 50 56,478
Series 2021A , RB , 5.00% , 12/01/35 ..... 40 44,496
Philadelphia Gas Works Co., Series A, RB,
5.00%, 08/01/31 ................. 130 144,641
Pittsburgh Water & Sewer Authority
Series 2019B , RB , 5.00% , 09/01/31 ..... 85 96,349
Series 2023A , RB , 5.00% , 09/01/31 ..... 35 39,673
School District of Philadelphia (The), Series
2023A, GO, 5.00%, 09/01/31 (SAW) ..... 25 28,047
2,015,888
Rhode Island — 0.1%
State of Rhode Island
Series 2021E , GO , 4.00% , 08/01/32 ..... 35 37,561
Series 2021E , GO , 4.00% , 08/01/33 ..... 50 53,337
90,898
South Carolina — 0.5%
County of Charleston, Series 2021A, GO,
4.00%, 11/01/32 ................. 80 85,763
South Carolina Public Service Authority
Series 2022A , RB , 5.00% , 12/01/31 ..... 95 107,153
Series 2021A , RB , 4.00% , 12/01/33 ..... 10 10,443
South Carolina Transportation Infrastructure
Bank
Series 2024A , RB , 4.00% , 10/01/31 ..... 105 113,277
Series 2021A , RB , 4.00% , 10/01/33 ..... 25 26,655
343,291
Tennessee — 2.8%
City of Chattanooga, Series 2023, RB,
5.00%, 09/01/34 ................. 170 191,092
City of Knoxville Electric System, Series LL2021,
RB, 5.00%, 07/01/31 .............. 20 22,688
City of Memphis
Series 2021 , GO , 5.00% , 05/01/31 ...... 70 79,048
Series 2022A , GO , 5.00% , 10/01/31 ..... 80 90,986
Series 2021 , GO , 5.00% , 05/01/33 ...... 125 139,660
Series 2022A , GO , 5.00% , 10/01/35 ..... 160 178,071
City of Memphis Light Gas & Water Division
Electric System
Series 2024 , RB , 5.00% , 12/01/31 ...... 65 74,032
Series 2025 , RB , 5.00% , 12/01/31 ...... 60 68,547
City of Memphis Sanitary Sewerage System,
Series 2020B, RB, 5.00%, 10/01/31 ..... 50 55,540
County of Montgomery, Series 2022A, GO,
5.00%, 04/01/32 ................. 70 78,609
County of Putnam, Series 2021, GO,
4.00%, 04/01/31 ................. 30 31,659
County of Rutherford
Series 2020 , GO , 5.00% , 04/01/31 ...... 105 116,250
Series 2023 , GO , 5.00% , 04/01/31 ...... 70 79,308
Series 2024 , GO , 5.00% , 04/01/31 ...... 25 28,324
County of Williamson, Series 2019, GO,
5.00%, 04/01/31 ................. 40 43,166
Metropolitan Government of Nashville &
Davidson County
Series 2022A , GO , 5.00% , 01/01/31 ..... 15 16,867
Series 2021A , RB , 5.00% , 05/15/31 ..... 50 56,512
Series 2021A , RB , 5.00% , 07/01/31 ..... 20 22,699

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
iBonds
®
Dec 2031 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Tennessee (continued)
Series 2021C , GO , 4.00% , 01/01/32 ..... USD 85 $ 90,299
Series 2021A , RB , 5.00% , 05/15/35 ..... 85 94,247
Metropolitan Nashville Airport Authority (The),
Series 2026C, RB, 5.00%, 07/01/31
(a)
.... 500 566,097
State of Tennessee, Series 2023A, GO,
5.00%, 05/01/31 ................. 15 17,031
2,140,732
Texas — 14.0%
Aldine Independent School District, Series 2024,
GO, 5.00%, 02/15/31 (PSF) .......... 105 118,307
Arlington Independent School District, Series
2021, GO, 4.00%, 02/15/31 (PSF) ...... 25 26,419
Austin Independent School District, Series 2024,
GO, 5.00%, 08/01/31 (PSF) .......... 95 107,867
Barbers Hill Independent School District, Series
2022, GO, 5.00%, 02/15/31 (PSF) ...... 145 162,862
Board of Regents of the University of Texas
System
Series 2021A , RB , 5.00% , 08/15/31 ..... 100 113,674
Series 2026A , RB , 5.00% , 08/15/31
(a)
.... 120 136,294
Series 2021A , RB , 4.00% , 08/15/35 ..... 90 94,567
Central Texas Regional Mobility Authority
Series 2025A , RB , 5.00% , 01/01/31 ..... 150 168,087
Series 2025B , RB , 5.00% , 01/01/31 ..... 150 167,718
City of Austin, Series 2023, GO, 5.00%, 09/01/31 40 45,571
City of Austin Water & Wastewater System,
Series 2021, RB, 5.00%, 11/15/35 ...... 30 33,627
City of Corpus Christi Utility System
Series 2023 , RB , 5.00% , 07/15/31 ...... 95 107,014
Series 2024 , RB , 5.00% , 07/15/31 ...... 20 22,529
City of Dallas
Series 2023A , GO , 5.00% , 02/15/31 ..... 20 22,469
Series 2024A , GO , 5.00% , 02/15/31 ..... 50 56,173
Series 2024C , GO , 5.00% , 02/15/31 ..... 130 146,049
City of Denton, GO, 4.00%, 02/15/31 ...... 30 31,571
City of Fort Worth, Series 2021, GO,
4.00%, 03/01/31 ................. 100 105,832
City of Fort Worth Water & Sewer System,
Series 2020A, RB, 4.00%, 02/15/31 ..... 25 26,051
City of Garland, Series 2021, GO,
4.00%, 02/15/31 ................. 120 127,565
City of Garland Electric Utility System, Series
2026, RB, 5.00%, 03/01/31 .......... 250 279,731
City of Greenville, GO, 4.00%, 02/15/31 (BAM) 35 36,805
City of Houston, Series 2021A, GO,
4.00%, 03/01/32 ................. 145 152,989
City of Houston Combined Utility System, Series
2002C, RB, 5.00%, 11/15/31 ......... 35 39,203
City of Pasadena, GO, 5.00%, 02/15/31 .... 40 44,958
City of San Antonio, Series 2021, GO,
5.00%, 08/01/31 ................. 80 90,566
City of San Antonio Electric & Gas Systems
Series 2022 , RB , 5.00% , 02/01/31 ...... 50 55,967
Series 2026A , RB ,
VRDN,   0.00% , 12/01/31
(a) (c)
........ 65 65,552
Clear Creek Independent School District
Series 2021 , GO , 5.00% , 02/15/31 ( PSF ) .. 35 39,400
Series 2024A , GO , 5.00% , 02/15/31 ( PSF ) 50 56,286
Series 2022 , GO , 5.00% , 02/15/32 ( PSF ) .. 75 83,877
College Station Independent School District,
Series 2022, GO, 5.00%, 02/15/31 (PSF) .. 65 73,172
Collin County Community College District, Series
2020A, GO, 5.00%, 08/15/31 ......... 20 21,737
Security
Par (000)
Par (000) Value
Texas (continued)
Comal Independent School District
Series 2022 , GO , 5.00% , 02/01/31 ( PSF ) .. USD 50 $ 56,072
Series 2022 , GO , 5.00% , 02/01/32 ( PSF ) .. 60 67,242
Conroe Independent School District
Series 2022 , GO , 5.00% , 02/15/31 ( PSF ) .. 50 56,311
Series 2025 , GO , 5.00% , 02/15/31 ( PSF ) .. 70 78,836
Coppell Independent School District, Series
2023, GO, 5.00%, 08/15/31 (PSF) ...... 55 62,368
County of Bexar, Series 2022B, GO,
5.00%, 06/15/32 ................. 50 56,300
County of Denton, GO, 5.00%, 07/15/31 .... 75 84,840
County of Harris
GO , 5.00% , 09/15/31 ............... 20 22,688
Series 2022A , GO , 5.00% , 10/01/34 ..... 100 112,113
County of Harris Toll Road, Series 2024A, RB,
5.00%, 08/15/31 ................. 90 102,368
Crowley Independent School District, Series
2023, GO, 5.00%, 02/01/31 (PSF) ...... 60 67,197
Cypress-Fairbanks Independent School District
Series 2020 , GO , 5.00% , 02/15/31 ( PSF ) .. 20 22,020
Series 2022 , GO , 5.00% , 02/15/31 ( PSF ) .. 90 101,406
Series 2020A , GO , 5.00% , 02/15/32 ( PSF ) 120 134,263
Series 2020A , GO , 3.00% , 02/15/35 ( PSF ) 95 94,468
Dallas Area Rapid Transit, Series 2020A, RB,
5.00%, 12/01/31 ................. 35 38,804
Dallas Fort Worth International Airport, Series
2022B, RB, 5.00%, 11/01/31 ......... 20 22,727
Dallas Independent School District
Series 2021 , GO , 4.00% , 02/15/31 ( PSF ) .. 70 73,836
Series 2023 , GO , 5.00% , 02/15/31 ( PSF ) .. 80 90,057
Del Valle Independent School District
Series 2022 , GO , 5.00% , 06/15/32 ( PSF ) .. 75 84,141
Series 2022 , GO , 5.00% , 06/15/33 ( PSF ) .. 125 139,583
Denton Independent School District
Series 2020 , GO , 5.00% , 08/15/31 ( PSF ) .. 100 109,018
Series 2024 , GO , 5.00% , 08/15/31 ( PSF ) .. 60 68,238
DeSoto Independent School District
Series 2024 , GO , 5.00% , 08/15/31 ( PSF ) .. 110 124,310
Series 2025 , GO , 5.00% , 08/15/31 ( PSF ) .. 85 96,058
Fort Bend Grand Parkway Toll Road Authority,
Series 2021A, RB, 4.00%, 03/01/33 (GTD) . 140 149,147
Fort Bend Independent School District, Series
2022A, GO, 5.00%, 08/15/33 (PSF) ..... 75 84,524
Fort Worth Independent School District
Series 2021A , GO , 5.00% , 02/15/31 ( PSF ) 55 61,914
Series 2022 , GO , 5.00% , 02/15/31 ( PSF ) .. 75 84,429
Series 2023 , GO , 5.00% , 02/15/31 ( PSF ) .. 50 56,286
Series 2024 , GO , 5.00% , 02/15/31 ( PSF ) .. 140 157,600
Series 2025A , GO , 5.00% , 02/15/31 ( PSF ) 50 56,286
Frisco Independent School District
Series 2021 , GO , 4.00% , 02/15/31 ( PSF ) .. 175 186,098
Series 2025 , GO , 5.00% , 02/15/31 ( PSF ) .. 65 72,942
Georgetown Independent School District, Series
2022, GO, 5.00%, 08/15/31 (PSF) ...... 110 124,492
Grapevine-Colleyville Independent School
District, Series 2021A, GO, 5.00%, 08/15/31
(PSF) ....................... 110 124,553
Greenville Independent School District, Series
2026, GO, 5.00%, 02/15/31 (PSF)
(a)
..... 200 224,436
Klein Independent School District
Series 2020 , GO , 5.00% , 08/01/31 ( PSF ) .. 75 83,457
Series 2023 , GO , 5.00% , 08/01/31 ( PSF ) .. 55 62,237
Lamar Consolidated Independent School District
Series 2024 , GO , 5.00% , 02/15/31 ( PSF ) .. 170 190,771
Series 2021A , GO , 5.00% , 02/15/32 ( PSF ) 60 67,192

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
iBonds
®
Dec 2031 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
Leander Independent School District
Series 2025A , GO , 5.00% , 08/15/31 ( PSF ) USD 65 $ 73,492
Series 2022 , GO , 5.00% , 08/15/32 ( PSF ) .. 25 28,253
Series 2021A , GO , 3.00% , 08/15/34 ( PSF ) 115 115,003
Lewisville Independent School District, Series
2024, GO, 5.00%, 08/15/31 (PSF) ...... 50 56,837
Lone Star College System, Series 2021A, GO,
3.00%, 02/15/35 ................. 35 34,722
Lower Colorado River Authority
Series 2019A , RB , 5.00% , 05/15/31 ..... 60 64,712
Series 2023A , RB , 5.00% , 05/15/31 ..... 100 112,332
Series 2022 , RB , 5.00% , 05/15/34 ...... 90 99,891
New Hope Higher Education Finance Corp.,
Series 2026A, RB, 5.00%, 03/15/31
(a)
.... 75 84,085
North Texas Tollway Authority
Series 2008D , RB , 0.00% , 01/01/31
(b)
.... 405 354,176
Series 2023B , RB , 5.00% , 01/01/31 ..... 30 33,558
Northwest Independent School District, Series
2024A, GO, 5.00%, 02/15/31 (PSF) ..... 50 56,084
Pasadena Independent School District, Series
2023A, GO, 5.00%, 02/15/31 ......... 100 112,168
Plano Independent School District, Series 2025,
GO, 5.00%, 02/15/31 (PSF) .......... 95 106,751
Port Authority of Houston of Harris County Texas
Series 2021 , RB , 5.00% , 10/01/31 ...... 105 119,100
Series 2023 , RB , 5.00% , 10/01/31 ...... 50 56,714
Prosper Independent School District
Series 2024 , GO , 5.00% , 02/15/31 ( PSF ) .. 130 145,621
San Antonio Independent School District
Series 2021 , GO , 5.00% , 08/15/31 ( PSF ) .. 140 155,439
Series 2022 , GO , 5.00% , 08/15/31 ( PSF ) .. 75 84,881
San Antonio Water System, Series 2022B, RB,
5.00%, 05/15/31 ................. 65 73,428
Spring Branch Independent School District
Series 2020 , GO , 5.00% , 02/01/31 ( PSF ) .. 35 39,286
Series 2022 , GO , 5.00% , 02/01/31 ( PSF ) .. 60 67,347
Series 2020 , GO , 5.00% , 02/01/32 ( PSF ) .. 55 61,337
Spring Independent School District, Series 2023,
GO, 5.00%, 08/15/31 .............. 15 16,918
State of Texas
Series 2022A , GO , 5.00% , 08/01/31 ..... 65 73,998
Series 2024 , GO , 5.00% , 10/01/31 ...... 25 28,556
Tarrant County College District, Series 2020,
GO, 5.00%, 08/15/31 .............. 50 55,528
Temple Independent School District, Series
2022, GO, 5.00%, 02/01/33 (PSF) ...... 100 111,410
Texas A&M University
Series 2022 , RB , 5.00% , 05/15/31 ...... 150 169,766
Series 2021A , RB , 4.00% , 05/15/35 ..... 50 52,552
Texas State Technical College, Series 2022A,
RB, 5.00%, 08/01/31 .............. 145 163,285
Texas State University System
Series 2019A , RB , 5.00% , 03/15/31 ..... 105 113,219
Series 2021A , RB , 4.00% , 03/15/32 ..... 45 47,759
Texas Water Development Board
Series 2019A , RB , 5.00% , 04/15/31 ..... 15 16,430
Series 2025 , RB , 5.00% , 10/15/31 ...... 60 68,507
Series 2021 , RB , 5.00% , 08/01/34 ...... 145 163,094
Trinity River Authority Central Regional
Wastewater System
Series 2020 , RB , 3.00% , 08/01/31 ...... 50 50,969
Series 2021 , RB , 4.00% , 08/01/33 ...... 125 132,247
Trinity River Authority Mountain Creek Regional
Wastewater System, Series 2022, RB,
5.00%, 08/01/31 ................. 50 56,833
Security
Par (000)
Par (000) Value
Texas (continued)
Tyler Independent School District
Series 2022 , GO , 5.00% , 02/15/32 ( PSF ) .. USD 85 $ 95,146
Series 2022 , GO , 5.00% , 02/15/33 ( PSF ) .. 70 78,032
University of Houston, Series 2022A, RB,
5.00%, 02/15/31 ................. 205 230,254
Waco Educational Finance Corp., Series 2021,
RB, 5.00%, 03/01/34 .............. 105 116,687
Wylie Independent School District, Series 2024,
GO, 5.00%, 08/15/31 (PSF) .......... 60 67,872
10,656,396
Utah — 1.2%
Canyons School District, Series 2022, GO,
5.00%, 06/15/31 (GTD) ............. 110 125,095
Canyons School District Local Building Authority,
Series 2024, RB, 5.00%, 06/15/31 ...... 60 67,877
Central Valley Water Reclamation Facility
Series 2021C , RB , 5.00% , 03/01/31 ..... 25 28,178
Series 2021C , RB , 4.00% , 03/01/33 ..... 25 26,641
Series 2021C , RB , 4.00% , 03/01/35 ..... 25 26,342
County of Utah, Series 2019, RB,
5.00%, 12/01/31 ................. 45 49,357
Davis School District, Series 2020, GO,
4.00%, 06/01/31 (GTD) ............. 20 20,921
Intermountain Power Agency
Series 2022A , RB , 5.00% , 07/01/32 ..... 65 73,272
Series 2022A , RB , 5.00% , 07/01/34 ..... 50 55,952
Series 2022A , RB , 5.00% , 07/01/35 ..... 70 77,943
Provo School District, Series 2021, GO,
5.00%, 06/15/31 (GTD) ............. 20 22,463
University of Utah (The)
Series 2019A , RB , 5.00% , 08/01/31 ..... 65 70,697
Series 2022B , RB , 5.00% , 08/01/31 ..... 220 249,070
893,808
Vermont — 0.1%
Vermont Municipal Bond Bank, Series 2023-3,
RB, 5.00%, 12/01/33 .............. 40 45,171
Virginia — 2.4%
City of Harrisonburg, Series 2021A, GO,
5.00%, 07/15/31 (SAW) ............ 75 85,293
City of Virginia Beach
Series 2020A , RB , 5.00% , 11/15/31 ..... 100 112,571
Series 2021A , GO , 4.00% , 09/01/32 ( SAW ) 25 27,078
Series 2021A , GO , 3.00% , 09/01/34 ( SAW ) 15 15,111
County of Fairfax
Series 2023A , GO , 4.00% , 10/01/31 ( SAW ) 65 70,726
Series 2020A , GO , 5.00% , 10/01/31 ( SAW ) 15 16,615
Series 2021A , GO , 4.00% , 10/01/32 ( SAW ) 20 21,534
Series 2021A , GO , 2.00% , 10/01/33 ( SAW ) 60 54,253
Series 2021A , RB , 5.00% , 07/15/35 ..... 60 67,174
County of Loudoun
Series 2021A , GO , 4.00% , 12/01/31 ( SAW ) 65 69,876
Series 2020A , GO , 5.00% , 12/01/31 ( SAW ) 75 82,432
Loudoun County Sanitation Authority, Series
2021, RB, 4.00%, 01/01/32 .......... 100 107,879
Virginia College Building Authority
Series 2019A , RB , 5.00% , 02/01/31 ..... 20 21,576
Series 2021A , RB , 5.00% , 02/01/31 ..... 70 78,923
Series 2022A , RB , 5.00% , 02/01/31 ..... 55 62,011
Series 2023A , RB , 5.00% , 02/01/31 ..... 140 157,846
Series 2023B , RB , 5.00% , 02/01/31 ..... 60 67,648
Series 2021A , RB , 4.00% , 02/01/33 ..... 150 158,602

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
iBonds
®
Dec 2031 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Virginia (continued)
Virginia Public Building Authority
Series 2020A , RB , 5.00% , 08/01/31 ..... USD 65 $ 72,503
Series 2022A , RB , 5.00% , 08/01/31 ..... 80 90,919
Series 2021A-1 , RB , 5.00% , 08/01/32 .... 115 130,419
Virginia Public School Authority
Series 2021C , RB , 5.00% , 08/01/31 ( SAW ) 20 22,741
Series 2021A , RB , 3.00% , 08/01/33 ( SAW ) 55 55,389
Series 2021C , RB , 4.00% , 08/01/33 ( SAW ) 40 42,926
Series 2021A , RB , 2.00% , 08/01/35 ( SAW ) 20 17,549
Virginia Resources Authority, Series 2021C, RB,
4.00%, 11/01/34 ................. 105 112,071
1,821,665
Washington — 4.8%
Central Puget Sound Regional Transit Authority
Series 2021S1 , RB , 5.00% , 11/01/31 .... 15 17,173
Series 2024S-1 , RB , 5.00% , 11/01/33 .... 80 90,348
City of Bellevue, Series 2022, GO,
4.00%, 12/01/32 ................. 35 37,625
City of Seattle
Series 2020A , GO , 2.00% , 08/01/31 ..... 100 94,884
Series 2021A , GO , 5.00% , 12/01/31 ..... 60 68,043
Series 2021A , RB , 4.00% , 07/01/32 ..... 100 107,863
Series 2021 , RB , 4.00% , 09/01/32 ...... 110 118,578
City of Tacoma
Series 2023 , GO , 5.00% , 12/01/31 ...... 80 91,345
Series 2024 , RB , 5.00% , 12/01/31 ...... 25 28,545
Series 2022 , RB , 4.00% , 12/01/34 ...... 25 26,615
Series 2022 , RB , 4.00% , 12/01/35 ...... 20 21,091
Clark County School District No. 114 Evergreen,
Series 2019, GO, 5.00%, 12/01/31 (GTD) . 75 81,324
Clark County School District No. 37 Vancouver,
Series 2019, GO, 5.00%, 12/01/31 (GTD) . 50 54,199
County of King
Series 2019 , GO , 5.00% , 01/01/31 ...... 55 59,141
Series 2024B , RB , 5.00% , 07/01/31 ..... 200 226,867
Series 2021A , GO , 5.00% , 01/01/32 ..... 65 73,596
County of Kitsap, Series 2019, RB,
5.00%, 12/01/31 ................. 10 10,987
Energy Northwest, Series 2024A, RB,
5.00%, 07/01/31 ................. 20 22,708
King & Snohomish Counties School District No.
417 Northshore
Series 2022 , GO , 5.00% , 12/01/31 ( GTD ) . 140 159,526
Series 2024 , GO , 5.00% , 12/01/31 ( GTD ) . 90 102,553
King County School District No. 403 Renton,
Series 2023, GO, 5.00%, 12/01/31 (GTD) . 20 22,836
King County School District No. 405 Bellevue
Series 2022 , GO , 5.00% , 12/01/31 ( GTD ) . 55 62,961
Series 2021B , GO , 5.00% , 12/01/32 ( GTD ) 55 62,646
King County School District No. 411 Issaquah,
Series 2019, GO, 5.00%, 12/01/31 (GTD) . 20 21,700
Pierce County School District No. 401 Peninsula,
Series 2020, GO, 5.00%, 12/01/31 (GTD) . 75 83,195
Port of Seattle
Series 2022A , RB , 5.00% , 08/01/31 ..... 75 84,964
Series 2021B , RB , 5.00% , 06/01/32 ..... 80 90,252
Series 2021B , RB , 5.00% , 06/01/34 ..... 90 100,756
Snohomish County Public Utility District No.
1 Electric System, Series 2025A, RB,
5.00%, 12/01/31 ................. 20 22,836
Snohomish County School District No. 6
Mukilteo, Series 2024, GO, 4.00%, 12/01/31
(GTD) ....................... 75 81,491
Security
Par (000)
Par (000) Value
Washington (continued)
State of Washington
Series 2024A , COP , 5.00% , 01/01/31 .... USD 15 $ 16,781
Series 2022C , GO , 5.00% , 02/01/31 ..... 60 67,709
Series 2020B , GO , 5.00% , 06/01/31 ..... 55 59,725
Series 2025B , GO , 5.00% , 06/01/31 ..... 80 90,828
Series R-2021A , GO , 5.00% , 06/01/31 ... 100 111,046
Series 2024B , COP , 5.00% , 07/01/31 .... 55 62,149
Series R-2025A , GO , 5.00% , 07/01/31 ... 100 113,706
Series R-2025B , GO , 5.00% , 07/01/31 ... 210 238,783
Series 2024A , GO , 5.00% , 08/01/31 ..... 50 56,938
Series R-2023A , GO , 5.00% , 08/01/31 ... 60 68,326
Series R-2024C , GO , 5.00% , 08/01/31 ... 80 91,101
Series 2022A , GO , 5.00% , 08/01/32 ..... 110 124,361
Series 2021D , GO , 4.00% , 06/01/33 ..... 15 15,946
Series 2022A , GO , 5.00% , 08/01/33 ..... 140 157,689
Series 2021C , GO , 5.00% , 02/01/34 ..... 105 116,922
University of Washington, Series 2024A, RB,
5.00%, 04/01/31 ................. 85 95,816
Whatcom County School District No.
501 Bellingham, Series 2023, GO,
5.00%, 12/01/31 (GTD) ............. 40 45,579
3,660,053
West Virginia — 0.5%
State of West Virginia
Series 2021A , GO , 5.00% , 06/01/31 ..... 40 45,305
Series 2019A , GO , 5.00% , 12/01/31 ..... 100 108,563
Series 2021A , GO , 5.00% , 06/01/35 ..... 60 67,058
West Virginia Parkways Authority
Series 2021 , RB , 5.00% , 06/01/33 ...... 55 61,768
Series 2021 , RB , 5.00% , 06/01/34 ...... 110 123,007
405,701
Wisconsin — 1.1%
City of Madison, Series 2024B, GO,
5.00%, 10/01/31 ................. 85 96,577
Milwaukee Metropolitan Sewerage District,
Series 2022A, GO, 5.00%, 10/01/31 ..... 60 67,127
State of Wisconsin
Series 2021-1 , GO , 5.00% , 05/01/31 ..... 165 183,008
Series 2021B , GO , 5.00% , 05/01/31 ..... 50 54,219
Series 2024A , GO , 5.00% , 05/01/31 ..... 20 22,670
Series 2024C , GO , 5.00% , 05/01/31 ..... 20 22,670
Series 2022A , GO , 5.00% , 05/01/34 ..... 45 50,434
Series 2022A , GO , 5.00% , 05/01/35 ..... 155 172,800
State of Wisconsin Environmental Improvement
Fund, Series 2021A, RB, 4.00%, 06/01/31 . 25 26,741
Wisconsin Department of Transportation, Series
2024-2, RB, 5.00%, 07/01/31 ......... 140 159,089
855,335
Total Long-Term Investments — 99 .5%
(Cost: $ 74,540,061 ) ............................... 75,497,614

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
iBonds
®
Dec 2031 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 1.7%
BlackRock Liquidity MuniCash Funds:
Institutional Shares , 2.03%
(d) (e)
......... 1,285,950 $ 1,286,079
Total Short-Term Securities — 1 .7%
(Cost: $ 1,286,079 ) ............................... 1,286,079
Total Investments — 101 .2%
(Cost: $ 75,826,140 ) ............................... 76,783,693
Liabilities in Excess of Other Assets — (1.2) % ............. (925,050)
Net Assets — 100.0% ...............................
$ 75,858,643
(a)
When-issued security.
(b)
Zero-coupon bond.
(c)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
10/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/26
Shares
Held at
01/31/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity MuniCash
Funds: Institutional Shares $ 6,159 $ 1,279,920
(a)
$ — $ — $ — $ 1,286,079 1,285,950 $ 1,692 $ —
— —
(a)
Represents net amount purchased (sold).

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
iBonds
®
Dec 2031 Term Muni Bond ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Municipal Bonds ......................................... $ — $ 75,497,614 $ — $ 75,497,614
Short-Term Securities
Money Market Funds ...................................... 1,286,079 — — 1,286,079
$ 1,286,079 $ 75,497,614 $ — $ 76,783,693
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
AGC Assured Guaranty Corp.
AGM Assured Guaranty Municipal Corp.
AMBAC Ambac Assurance Corp.
BAM Build America Mutual Assurance Co.
BAM-TCRS Build America Mutual Assurance Co. - Transferable Custodial Receipts
COP Certificates of Participation
GO General Obligation Bonds
GTD Guaranteed
NPFGC National Public Finance Guarantee Corp.
OK CERF Oklahoma Credit Enhancement Reserve Fund
PSF Permanent School Fund
Q-SBLF Qualified School Bond Loan Fund
RB Revenue Bonds
SAW State Aid Withholding
VRDN Variable Rate Demand Notes